Fair Value Measurements- FV & CV Hierarchy Table (Details) (10-K) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents			$ 165,000
Investment securities	$ 1,788,000	$ 1,867,000	2,935,000
Restricted cash	558,000	676,000	218,000
Other assets:
Escrow advance receivable		11,000	8,000
Liabilities
Long-term debt	139,940	17,300,000	8,356,000
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	69,000	0	165,000
Investment securities	1,743,000	1,829,000	2,926,000
Net finance receivables, less allowance for finance receivable losses		0	0
Loans Held-for-sale, Fair Value Disclosure		0	0
Restricted cash		0	0
Other assets:
Commercial mortgage loans		0	0
Escrow advance receivable		0	0
Receivables related to sales of real estate loans and related trust assets	1,000	1,000	67,000
Liabilities
Long-term debt		17,616,000	9,182,000
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	589,000	939,000	714,000
Investment securities	35,000	36,000	0
Net finance receivables, less allowance for finance receivable losses		0	0
Loans Held-for-sale, Fair Value Disclosure		0	0
Restricted cash	558,000	676,000	218,000
Other assets:
Commercial mortgage loans		0	0
Escrow advance receivable		0	0
Receivables related to sales of real estate loans and related trust assets		0	0
Liabilities
Long-term debt		0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents		0	0
Investment securities	10,000	2,000	9,000
Net finance receivables, less allowance for finance receivable losses	13,984,000	15,943,000	6,979,000
Loans Held-for-sale, Fair Value Disclosure	166,000	819,000	209,000
Restricted cash		0	0
Other assets:
Commercial mortgage loans	45,000	62,000	78,000
Escrow advance receivable	9,000	11,000	8,000
Receivables related to sales of real estate loans and related trust assets	0	0	0
Liabilities
Long-term debt		0	0
Reported Value Measurement [Member]
Assets
Cash and cash equivalents	658,000	939,000	879,000
Investment securities	1,788,000	1,867,000	2,935,000
Net finance receivables, less allowance for finance receivable losses	13,198,000	14,967,000	6,307,000
Loans Held-for-sale, Fair Value Disclosure	166,000	793,000	205,000
Restricted cash	558,000	676,000	218,000
Other assets:
Commercial mortgage loans	45,000	62,000	85,000
Escrow advance receivable	9,000	11,000	8,000
Receivables related to sales of real estate loans and related trust assets	5,000	5,000	79,000
Liabilities
Long-term debt		17,300,000	8,356,000
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents	658,000	939,000	879,000
Investment securities	1,788,000	1,867,000	2,935,000
Net finance receivables, less allowance for finance receivable losses	13,984,000	15,943,000	6,979,000
Loans Held-for-sale, Fair Value Disclosure	166,000	819,000	209,000
Restricted cash	558,000	676,000	218,000
Other assets:
Commercial mortgage loans	45,000	62,000	78,000
Escrow advance receivable	9,000	11,000	8,000
Receivables related to sales of real estate loans and related trust assets	$ 1,000	1,000	67,000
Liabilities
Long-term debt		$ 17,616,000	$ 9,182,000